Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Investments [Abstract]
Summary of Short-Term Investments
As of December 31, 2021 and 2020, short-term investments consisted of the following:

(in thousands)	2021	2020
Commercial paper	$139,785	$—
Money market deposits	45,000	—
Marketable equity securities	—	117,249
Total	$184,785	$117,249